Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities.
Summary of contract liabilities arising from barter deals with sports rights licensors

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2026	9,676	1,356,955
2027	8,261	410,600
2028	7,799	234,443
2029	17,814	65,863
2030 and thereafter	3,137	54,721
Total	46,687	2,122,582

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2025	7,240	1,030,799
2026	5,492	547,348
2027	4,931	147,783
2028	4,674	77,729
2029 and thereafter	21,657	50,906
Total	43,994	1,854,565